The Cares Act	12 Months Ended
Dec. 31, 2022
Paycheck Protecton Programme Loan [Line Items]
The Cares Act
Note 7. Paycheck Protection Program Loan
On April 23, 2020, the Company borrowed an aggregate amount of $0.7 million under the U.S. government assisted Paycheck Protection Program (the “PPP”) under the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), which was enacted on March 27, 2020 as a result of the
COVID-19
pandemic. The Loan, which was in the form of a promissory note dated April 23, 2020, bears interest at a rate of 1.0% per annum, and is payable monthly commencing on November 23, 2020. The Loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Per the provisions of the Loan agreement, proceeds from the Loan may only be used to cover certain qualifying expenses, such as payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations incurred before February 15, 2020. The Company used the aggregate amount of the Loan to cover qualifying payroll and payroll related benefit payments during the Loan’s qualifying period. Under the terms of the PPP, the Company may apply for full forgiveness of the Loan. In February of 2021, the Company requested for full forgiveness of the aggregate loan amount of $0.7 million and was provided full forgiveness in March 2021.
In March 2021, the Company borrowed an additional $0.7 million under the PPP. The loan is in the form of a Promissory Note and the covered period of the loan was from March 31, 2021 to June 30, 2021. Under the terms of the PPP, the Company may apply for full forgiveness of the loan. In September 2021, the Company requested full forgiveness for the aggregate loan amount of $0.7 million and was provided full forgiveness for the loan amount in October 2021.
The Company initially recognized the PPP loan amounts as a deferred income liability on the Consolidated Balance Sheet. The deferred income liability was derecognized on a systematic basis over the periods in which the Company incurred the qualifying payroll and payroll related benefit expenses the grant intended to offset. The offset is presented within operating expenses in the Consolidated Statements of Operations, where the Company records payroll and benefit expenses. Furthermore, the PPP Loan proceeds that were expected to be forgiven are classified within the operating activities section of the Consolidated Statement of Cash Flows, since those proceeds relate to operating costs (payroll and payroll related benefits).

Southern Airways Corporation
Paycheck Protecton Programme Loan [Line Items]
The Cares Act
Note 11. The CARES Act
Under the CARES Act, assistance was made available to the aviation industry in the form of a government assisted PPP Loan and PSP.
Paycheck Protection Program Loan
On April 17, 2020, the Company borrowed $4.3 million under the PPP Loan, which was in the form of a Promissory Note dated April 7, 2020 and due on April 7, 2022. The PPP Loan bore interest at a rate of
0.98
% per annum, payable monthly commencing on November 7, 2020. The PPP Loan could be prepaid by the Company at any time prior to maturity with no prepayment penalties. Per the provisions of the PPP Loan agreement, proceeds from the PPP Loan could only be used to cover certain qualifying expenses, such as payroll costs, costs used to continue group health care benefits, and other eligible expenses such as mortgage payments, rent, utilities, and interest on other debt obligations. The Company used the aggregate amount of the PPP Loan to cover qualifying expenses during 2020. In July 2020, the Company requested full forgiveness of the fully drawn loan amount of $4.3 million and was provided forgiveness for the full outstanding balance in October 2021.
The Company recognized the $4.3 million borrowed under the PPP Loan as a deferred liability within CARES Act liability on the Consolidated Balance Sheet. The deferred liability was derecognized on a systematic basis over the periods in which the Company paid the qualifying salaries, wages, and benefits the PPP Loan intended to offset. The offset is presented as CARES Act within Operating Expenses on the Consolidated Statement of Operations. Furthermore, the PPP Loan proceeds are classified within the operating activities section of the Consolidated Statement of Cash Flows, since those proceeds relate to operating costs (payroll and payroll related benefits).
Payroll Support Program
On June 19, 2020, the Company entered into the PSP with the U.S. Department of Treasury, and from June 22, 2020 through October 1, 2020, the Company received proceeds through a direct grant under the PSP totaling $8.4 million. The proceeds for the PSP grant could only be used exclusively for the continuation of payment of employee salaries, wages, and benefits, and were conditioned on
the Company’s agreement to refrain from conducting involuntary employee layoffs or furloughs through September 2020. Other conditions include prohibitions on share repurchases and dividends through September 2021, and certain limitations on executive compensation until March 2022. The PSP grant proceeds do not have to be repaid as long as the Company complies with the criteria of the PSP.
In March 2021, the Company entered into a Payroll Support Program extension agreement (“PSP Extension”) with the U.S. Department of Treasury and received a grant totaling approximately $4.7 million. In addition, the Company entered into a Payroll Support Program Agreement in April 2021 (“PSP 3”) with the U.S. Department of Treasury and received a grant totaling approximately $4.9 million. Under the terms of the PSP Extension and PSP 3 agreements, these payments are intended to provide payroll support to passenger air carriers and certain contractors and must be used for the continuation of payment of employee salaries, wages, and benefits. At any time, any payroll support in excess of the amount the U.S. Department of Treasury determines the Company is authorized to receive or retain under the terms of these agreements, constitutes debt to the U.S. Government and must be repaid. During 2021, the Company used all proceeds received under these two agreements for the continued payment of employee salaries, wages, and benefits, and the Company recorded it as a reduction of 2021 expenses and recorded the proceeds systematically as the expenses were incurred, and the Company will not be required to repay the U.S. Department of Treasury. The CARES Act liability was zero as of December 31, 2021.
The Company recognized the PSP grant proceeds received as a deferred liability within CARES Act liability on the Consolidated Balance Sheet. The deferred liability was derecognized on a systematic basis over the periods in which the Company paid the qualifying salaries, wages, and benefits the PSP intended to offset. The offset is presented as CARES Act within Operating Expenses on the Consolidated Statement of Operations since the proceeds relate to operating costs (payroll and payroll related benefits).